SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2014
SHARE CAPITAL
Schedule of preference shares

	June 30, 2014		December 31, 2013
	Number of shares	Amount	Number of shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125
Preference Shares, Series B	20	500	20	500
Preference Shares, Series D	18	450	18	450
Preference Shares, Series F	20	500	20	500
Preference Shares, Series H	14	350	14	350
Preference Shares, Series J	8	199	8	199
Preference Shares, Series L	16	411	16	411
Preference Shares, Series N	18	450	18	450
Preference Shares, Series P	16	400	16	400
Preference Shares, Series R	16	400	16	400
Preference Shares, Series 1	16	411	16	411
Preference Shares, Series 3	24	600	24	600
Preference Shares, Series 5	8	206	8	206
Preference Shares, Series 7	10	250	10	250
Preference Shares, Series 9	11	275	-	-
Preference Shares, Series 11	20	500	-	-
Issuance costs		(124)		(111)
Balance at end of period		5,903		5,141

Schedule of characteristics of preference shares

	Initial Yield	Dividend	[1]	Per Share Base Redemption Value	[2]	Redemption and Conversion Option Date	[2,3]	Right to Convert Into	[3,4]
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$1.375		$25		-		-
Preference Shares, Series B	4.0%	$1.000		$25		June 1, 2017		Series C
Preference Shares, Series D	4.0%	$1.000		$25		March 1, 2018		Series E
Preference Shares, Series F	4.0%	$1.000		$25		June 1, 2018		Series G
Preference Shares, Series H	4.0%	$1.000		$25		September 1, 2018		Series I
Preference Shares, Series J	4.0%	US$1.000		US$25		June 1, 2017		Series K
Preference Shares, Series L	4.0%	US$1.000		US$25		September 1, 2017		Series M
Preference Shares, Series N	4.0%	$1.000		$25		December 1, 2018		Series O
Preference Shares, Series P	4.0%	$1.000		$25		March 1, 2019		Series Q
Preference Shares, Series R	4.0%	$1.000		$25		June 1, 2019		Series S
Preference Shares, Series 1	4.0%	US$1.000		US$25		June 1, 2018		Series 2
Preference Shares, Series 3	4.0%	$1.000		$25		September 1, 2019		Series 4
Preference Shares, Series 5	4.4%	US$1.100		US$25		March 1, 2019		Series 6
Preference Shares, Series 7	4.4%	$1.100		$25		March 1, 2019		Series 8
Preference Shares, Series 9	4.4%	$1.100		$25		December 1, 2019		Series 10
Preference Shares, Series 11[5]	4.4%	$1.100		$25		March 1, 2020		Series 12

1	The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.
2

Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3

The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on the Conversion Option Date and every fifth anniversary thereafter.

4

Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S), 2.4% (Series 4), 2.6% (Series 8), 2.7% (Series 10) or 2.6% (Series 12); or US$25 x (number of days in quarter/365) x (three-month United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M), 3.1% (Series 2) or 2.8% (Series 6)).

5	A cash dividend of $0.3074 per share will be payable on September 1, 2014 to Series 11 shareholders. The regular quarterly dividend of $0.275 per share takes effect on December 1, 2014.

Schedule of weighted average shares outstanding basic and diluted used for calculating earnings per common share

	Three months ended June 30,		Six months ended June 30,

	2014	2013	2014	2013
(number of shares in millions)
Weighted average shares outstanding	824	806	822	797
Effect of dilutive options	10	11	10	12
Diluted weighted average shares outstanding	834	817	832	809